Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Non-current assets	€ 78,133	€ 83,568
Intangible assets	9,875	11,370
Goodwill	16,461	18,708
Property, plant and equipment	21,439	22,944
Rights of use	7,907	8,448
Investments accounted for by the equity method	8,375	8,590
Financial assets and other non-current assets	7,403	7,268
Deferred tax assets	6,673	6,240
Current assets	22,369	20,756
Inventories	954	929
Receivables and other current assets	10,445	10,132
Tax receivables	970	1,193
Other current financial assets	1,800	1,078
Cash and cash equivalents	8,062	7,151
Non-current assets and disposal groups held for sale	138	273
Total assets	100,502	104,324
EQUITY AND LIABILITIES
EQUITY	22,749	27,096
Equity attributable to equity holders of the parent and other holders of equity instruments	19,347	21,852
Equity attributable to non-controlling interests	3,402	5,244
Non current liabilities	52,019	53,829
Non-current financial liabilities	33,192	33,360
Non-current lease liabilities	6,077	6,708
Payables and other non-current liabilities	3,693	3,605
Deferred tax liabilities	2,905	2,702
Non-current provisions	6,152	7,454
Current liabilities	25,734	23,399
Current financial liabilities	5,590	3,701
Current lease liabilities	2,226	2,239
Payables and other current liabilities	14,606	13,957
Current tax payables	1,614	1,869
Current provisions	1,665	1,596
Liabilities associated with non-current assets and disposal groups held for sale	33	37
TOTAL EQUITY AND LIABILITIES	€ 100,502	€ 104,324